LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 16, 2025 HKD ($)	May 24, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
LONG-TERM INVESTMENTS
Equity method investments			$ 557,615		$ 609,656		$ 557,615
Equity investments without readily determinable fair values			15,575		5,564		15,575
Impairment charges on long-term investment using equity method					0		0	$ 0
Impairment provision of equity investments without readily determinable fair values			0				0
Fair value loss					10,050
Gain (loss) on investment					(51,619)	$ (6,632)	(103,934)	(13,497)
Gravitation and its subsidiary
LONG-TERM INVESTMENTS
Percentage of equity interest	68.00%
Gravitation and its subsidiary
LONG-TERM INVESTMENTS
Consideration	$ 786,400
Cash consideration	500,000
Fair value of previously held equity interests	286,400
Identifiable net assets acquired	1,039,000
Cash and cash equivalents	976,700
Short-term investment	2,050,200
Loans and advances to customer	1,377,300
Payables to clients	$ 2,997,600
Private equity fund 1
LONG-TERM INVESTMENTS
Equity method investments			203,679		609,656		203,679
Impairment provision of equity method investments			0		0		0
Gain (loss) on investment					24,112		(17,870)	$ (13,497)
Newflow Amity Fund I, LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)				2.75%
Equity investments without readily determinable fair values				$ 15,596
Gravitation Fintech HK Limited
LONG-TERM INVESTMENTS
Ownership interest acquired		44.10%
Total consideration		$ 440,000
Impairment charges on long-term investment using equity method			$ 0
Gain (loss) on investment					$ 75,731		$ 86,064